CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 52,042	327,546	612,583
Short-term investments	30,188	190,000	734
Due from related parties	16	100	100
Inventories	7,697	48,442	24,951
Prepaid rent	1,696	10,674	6,569
Prepaid expenses and other current assets	2,396	15,078	16,155
Deferred income taxes-current	511	3,216	639
Total current assets	94,546	595,056	661,731
Property and equipment, net	47,367	298,125	188,699
Goodwill	956	6,019	6,286
Deferred income taxes-non current	775	4,879	3,067
Deposits for leases	2,653	16,695	10,020
Total assets	146,297	920,774	869,803
Current liabilities:
Accounts payable	6,944	43,702	34,204
Deferred revenue	684	4,303	2,824
Due to related parties	0	0	560
Accrued payroll	3,617	22,764	15,292
Income taxes payable	2,789	17,554	6,526
Other current liabilities	5,525	34,778	31,013
Total current liabilities	19,559	123,101	90,419
Deferred rent-non current	2,480	15,610	8,871
Prepaid subscription	62	391	678
Advance receipts from depositary bank	599	3,768	3,743
Total liabilities	22,700	142,870	103,711
Equity:
Ordinary shares, par value $0.001, 1,000,000,000 shares authorized, 103,080,000 and 103,844,239 shares issued and outstanding as of December 31, 2010 and 2011, respectively	118	741	736
Additional paid in capital	111,695	702,995	682,577
Retained earnings	13,097	82,432	89,382
Accumulated other comprehensive loss	(1,313)	(8,264)	(6,603)
Total equity	123,597	777,904	766,092
Total liabilities and equity	$ 146,297	920,774	869,803